Supplemental Balance Sheet Data-Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 65.8	$ 169.0
Capacity expansion project costs	195.3	55.4
Accrued natural gas costs	96.9	86.0
Payroll and employee related costs	47.3	71.8
Accrued interest	46.9	24.0
Accrued share repurchase	29.1	40.3
Other	108.6	117.6
Accounts payable and accrued liabilities, current	$ 589.9	$ 564.1